Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 662
2016	676
2017	645
2018	593
2019	534
Thereafter	1,877
Total	$ 4,987